Inventories	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Inventories	10. Inventories
	As of December 31,
	2023	2024
	USD’000	USD’000
Raw materials	314	295
Packaging and other materials	2	4
Growing leaves	1,301	1,257
Finished goods	397	313
	2,014	1,869